Net Defined Benefit Liabilities And Assets_Expected Maturity Analysis Of Undiscounted Pension Benefits Including Expected Future Benefit(Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩) ₩ / shares
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	₩ 5,239,506	[1]
Description of undiscounted pension benefits including expected future benefits	Excluded payments settled according to pension equity plan.
Estimate Of Contributions Expected To Be Paid To Plan Abstract [Abstract]
Estimate Of Contributions Expected To Be Paid To Plan	₩ 202,738
Bottom Of Range Member [Member]
Disclosure Of Weighted Average Duration Of Defined Benefit Obligation Line Items [Line Items]
Weighted Average Duration Of Defined Benefit Obligation | ₩ / shares	1
Top Of Range Member [Member]
Disclosure Of Weighted Average Duration Of Defined Benefit Obligation Line Items [Line Items]
Weighted Average Duration Of Defined Benefit Obligation | ₩ / shares	11.1
Up to 1 year
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	₩ 74,145	[1]
1~2 years
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	143,846	[1]
2~5 years
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	545,808	[1]
5~10 years
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	1,158,892	[1]
Over 10 years
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	₩ 3,316,815	[1]

[1]	Excluded payments settled according to pension equity plan.